Financial Instruments and Financial Risk Management - Changes In Net Fair Value Of Derivative Assets And Liabilities Classified As Level 3 (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance, beginning of year	$ (85)	$ (163)
Recorded in income	(47)	49
Recorded in regulatory assets	(1)	24
Transfers into Level 3	(1)	(9)
Transfers out of Level 3	1	12
Purchases	3	(11)
Settlements	36	7
Foreign exchange translation	1	6
Balance, end of year	(93)	(85)
Natural Gas
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance, beginning of year	(85)	(149)
Recorded in income	8	48
Recorded in regulatory assets	(1)	24
Transfers into Level 3	(1)	(9)
Transfers out of Level 3	1	12
Purchases	0	0
Settlements	4	(17)
Foreign exchange translation	0	6
Balance, end of year	(74)	(85)
Electricity
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance, beginning of year	0	(14)
Recorded in income	(55)	1
Recorded in regulatory assets	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Purchases	3	(11)
Settlements	32	24
Foreign exchange translation	1	0
Balance, end of year	$ (19)	$ 0